Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Evaluates Segmental Performance	Inter-segment sales are priced along the same lines as sales to external customers.

	Jun. 30, 2026
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	7,004	348	7,352	-	7,352
Inter-segment revenues	634	-	634	-634	-
Total revenue	7,638	348	7,986	-634	7,352

Earnings before interest taxation depreciation and amortization (EBITDA)	-21,518	-915	-22,433	-	-22,433
Depreciation and amortization	-3,683	-137	-3,820	-	-3,820
Operating result (EBIT)	-25,201	-1,052	-26,253		-26,253
Financial income	21,642	-	21,642	-4,891	16,751
Financial costs	-35,884	-1,771	-37,654	4,891	-32,764
Financial result	-14,242	-1,771	-16,012	-0	-16,012
Profit before tax	-39,443	-2,822	-42,265	-0	-42,265
Income tax expenses	240	-	240	-	240
Profit for the year	-39,203	-2,822	-42,025	-0	-42,025
	Jun. 30, 2025
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	13,790	825	14,614	-	14,614
Inter-segment revenues	4,250	-	4,250	-4,250	-
Total revenue	18,039	825	18,864	-4,250	14,614

Earnings before interest taxation depreciation and amortization (EBITDA)	-25,164	-1,425	-26,589	-	-26,589
Depreciation and amortization	-3,346	-80	-3,426	-	-3,426
Operating result (EBIT)	-28,510	-1,506	-30,015		-30,015
Financial income	38,611	132	38,743	-456	38,287
Financial costs	-6,916	-16,696	-23,613	456	-23,157
Financial result	31,694	-16,565	15,130	-	15,130
Profit / Loss before tax	3,185	-18,070	-14,885	-	-14,885
Income tax expenses	120	-1	120	-	120
Profit / Loss for the year	3,305	-18,071	-14,766	-	-14,766

Schedule of Total Non-Current Assets of Both Reportable Segments

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Europe	62,607	64,414	78,109
North America	754	868	-6,328
Eliminations	-41,593	-41,593	-41,593
Total non-current assets	21,768	23,689	30,188

Schedule of Total Current Assets

Total current assets of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Europe	145,202	130,346	108,877
North America	7,708	9,613	33,870
Eliminations	-93,073	-73,398	-27,705
Total current assets	59,837	66,560	115,042

Schedule of Total Liabilities

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Europe	71,228	98,044	182,960
North America	24,716	23,440	10,697
Eliminations	-22,106	-20,413	-5,618
Total liabilities	73,838	101,071	188,039

Schedule of Total Revenues

Total revenues of both reportable segments can be broken down as follows:

kEUR	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Europe	7,638	18,039	78,346
North America	348	825	1,227
Eliminations	-634	-4,250	-310
Total revenues	7,352	14,614	79,263